Employee and Retiree Benefits (Postretirement Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended					12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Aug. 26, 2017	Aug. 27, 2016	Aug. 29, 2015
Defined Benefit Plan Disclosure [Line Items]
Postretirement health care benefits age requirement before distribution occurs							55 years
Postretirement health care benefits continuous service requirement							15 years
Accumulated postretirement benefit obligation discount rate							2.73%	4.15%
Actuarial loss							$ 850	$ 684
Dollar cap liability reduction	10.00%	10.00%	10.00%	10.00%	10.00%		10.00%
Defined Benefit Plan, Retiree Age Requirement							65 years
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost (credit)						$ (6,400)
Actuarial net loss						$ (1,600)